Aggregate Maturities For All Long-Term Borrowings (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt, Maturities, Repayments Of Principal In Next Twelve Months	$ 1,283,355	$ 1,060,188
Long-term Debt, Maturities, Repayments of Principal in Year Two	971,740	688,972
Long-Term Debt, Maturities, Repayments Of Principal In Year Three	440,785	568,335
Long-Term Debt, Maturities, Repayments Of Principal In Year Four	59,069	457,946
Long Term Debt Maturities Repayments Of Principal After Year Four	209,208	0
Long-term Debt Total	$ 2,964,157	$ 2,775,441	$ 5,996,889